Offerings - Offering: 1	Mar. 02, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.0001
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.1756
Maximum Aggregate Offering Price	$ 2,634,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 363.76
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act, this registration statement shall be deemed to cover additional securities (i) to be offered or issued in connection with any provision of any securities purported to be registered hereby pursuant to terms which provide for a change in the amount of securities being offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions and (ii) of the same class as the securities covered by this registration statement issued or issuable prior to completion of the distribution of the securities covered by this registration statement as a result of a split of, or a stock dividend on, the registered securities.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) promulgated under the Securities Act of 1933, as amended.